Offerings - Offering: 1	Aug. 14, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.0001
Amount Registered	11,307,522
Proposed Maximum Offering Price per Unit	0.29
Maximum Aggregate Offering Price	$ 3,279,181
Fee Rate	0.01476%
Amount of Registration Fee	$ 484.01
Offering Note

(1)

This Registration Statement covers, in addition to the number of shares of Surf Air Mobility Inc., a Delaware corporation (the “Company”), common stock, par value $0.0001 per share (the “Common Stock”), stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Surf Air Mobility Inc. Amended and Restated 2023 Equity Incentive Plan (the “2023 Plan”) as a result of one or more adjustments under the 2023 Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.

(2)

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sales price of the Common Stock, as quoted on the New York Stock exchange on August 12, 2024.

(3)

Represents (i) 3,807,522 shares of Common Stock added to the 2023 Plan as a result of the “evergreen” provision therein and (ii) 7,500,000 shares of Common Stock added to the 2023 Plan and approved by the Company’s stockholders at the Company’s 2024 annual meeting of stockholders.